Accounts Receivable and Loans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	$ 93	$ 131
Average balance of impaired loans	1,741	2,508
U S Card Services [Member] | Cardmember Loans [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	67	101
Average balance of impaired loans	1,498	2,256
U S Card Services [Member] | Cardmember Receivables [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	0	0
Average balance of impaired loans	145	110
International Card Services [Member] | Cardmember Loans [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	26	30
Average balance of impaired loans	$ 98	$ 142